Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5:- FAIR VALUE MEASUREMENTS

The table below sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2022 and 2021 by level within the fair value hierarchy.

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$104,597	-	-	$104,597
Short-term bank deposits	275,033	-	-	275,033
Marketable securities	-	$266,350	-	266,350

Total financial assets	$379,630	$266,350	$-	$645,980

Liabilities:
Foreign currency derivative contracts	-	$(1,000)	-	$(1,000)

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$611,551	$-	$-	$611,551
Short-term bank deposits	9,168	-	-	9,168
Marketable securities	-	177,385	-	177,385
Foreign currency derivative contracts	-	317	-	317

Total financial assets	$620,719	$177,702	$-	$798,421